Summary of Valuation of Awards (Details) - Share-Based Payment Arrangement, Option [Member]	6 Months Ended
Jun. 30, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rates	3.80%
Expected dividend yield	0.00%
Volatility factor	94.78%
Expected life (years)	3 years 25 days